Fair value of financial instruments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of fair value measurement of assets [abstract]
Disclosure of significant observable inputs used in fair value measurement [Table Text Block]
			December 31, 2021
	Level 1	Level 2	Level 3	Total
	$	$	$	$

Recurring measurements

Financial assets at fair value through profit or loss(i)
Warrants on equity securities and convertible debentures and notes
Publicly traded mining exploration and development companies
Precious metals	-	-	24,327	24,327
Other minerals	13,048	-	10,607	23,655
Financial assets at fair value through other comprehensive (loss) income(i)
Equity securities
Publicly traded mining exploration and development companies
Precious metals	46,668	-	-	46,668
Other minerals	47,563	-	-	47,563
	107,279	-	34,934	142,213

			December 31, 2020
	Level 1	Level 2	Level 3	Total
	$	$	$	$

Recurring measurements

Financial assets at fair value through profit or loss(i)
Warrants on equity securities and convertible debentures and notes
Publicly traded mining exploration and development companies
Precious metals	-	-	23,904	23,904
Other minerals	-	-	1,159	1,159
Financial assets at fair value through other comprehensive (loss) income (i)
Equity securities
Publicly traded mining exploration and development companies
Precious metals	95,796	-	-	95,796
Other minerals	19,794	-	-	19,794
	115,590	-	25,063	140,653

(i) On the basis of its analysis of the nature, characteristics and risks of equity securities, the Company has determined that presenting them by industry and type of investment is appropriate.

Disclosure of detailed information about changes in fair value of level 3 investments [Table Text Block]
	2021	2020
	$	$
Balance - January 1	25,063	1,700
Acquisitions	12,754	4,782
Amendment of a note receivable (Note 13)	-	16,541
Warrants exercised	(1,122)	(347)
Change in fair value - warrants exercised(i)	300	102
Change in fair value - warrants expired(i)	(15)	(48)
Change in fair value - investments held at the end of the period(i)	(2,046)	2,333
Balance - December 31	34,934	25,063

(i) Recognized in the consolidated statements of income (loss) under other gains (losses), net.

Disclosure of detailed information about fair value of long-term debt [Table Text Block]
		December 31, 2021		December 31, 2020
	Fair	Carrying	Fair	Carrying
	value	amount	value	amount
	$	$
Long-term debt - Level 1	303,000	293,281	318,000	286,903
Long-term debt - Level 2	-	-	49,928	49,866
Balance	303,000	293,281	367,928	336,769